Note 1 - The Company and Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Anti-dilutive securities	22,731,781	4,553,668	8,682,368	1,164,905
Exercise of common stock warrants
Anti-dilutive securities			1,813,053	0
Conversion of preferred stock into common stock
Anti-dilutive securities			1,163,659	1,163,659
Conversion of convertible debentures into common stock
Anti-dilutive securities			5,704,543	0
Exercise of common stock options
Anti-dilutive securities			1,113	1,246